Quarterly Report
March 31, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 7.8%
Afterpay, Ltd. (a)	47,262	$3,653,706
AGL Energy, Ltd.	150,670	1,107,413
AMP, Ltd.	717,643	691,440
Ampol, Ltd.	51,429	961,646
APA Group Stapled Security	266,666	2,035,124
Aristocrat Leisure, Ltd.	124,363	3,253,669
ASX, Ltd.	43,582	2,358,450
Aurizon Holdings, Ltd.	422,789	1,255,867
AusNet Services	383,490	535,976
Australia & New Zealand Banking Group, Ltd.	628,904	13,498,353
BHP Group PLC	468,642	13,542,735
BHP Group, Ltd.	655,793	22,626,659
BlueScope Steel, Ltd.	107,733	1,587,761
Brambles, Ltd.	340,909	2,747,132
CIMIC Group, Ltd. (a)(b)	24,790	332,122
Coca-Cola Amatil, Ltd.	102,662	1,050,125
Cochlear, Ltd.	15,192	2,441,131
Coles Group, Ltd.	304,255	3,710,090
Commonwealth Bank of Australia	394,427	25,865,760
Computershare, Ltd.	102,451	1,173,598
Crown Resorts, Ltd. (a)	91,949	823,588
CSL, Ltd.	101,141	20,387,060
Dexus REIT	242,238	1,798,881
Evolution Mining, Ltd.	377,056	1,171,714
Fortescue Metals Group, Ltd.	380,407	5,791,842
Glencore PLC (a)	2,248,904	8,819,748
Goodman Group REIT	366,906	5,063,706
GPT Group REIT	413,810	1,449,821
Insurance Australia Group, Ltd.	517,275	1,843,838
LendLease Corp., Ltd. Stapled Security	151,641	1,492,226
Macquarie Group, Ltd.	76,458	8,899,938
Magellan Financial Group, Ltd.	27,349	940,908
Medibank Pvt, Ltd.	647,264	1,380,368
Mirvac Group REIT	845,804	1,610,517
National Australia Bank, Ltd.	730,434	14,464,712
Newcrest Mining, Ltd.	187,132	3,480,560
Northern Star Resources, Ltd.	248,376	1,793,384
Oil Search, Ltd.	449,817	1,404,673
Orica, Ltd.	92,163	979,233
Origin Energy, Ltd.	392,018	1,400,343
Qantas Airways, Ltd. (a)	177,020	686,271
QBE Insurance Group, Ltd.	312,388	2,288,890
Ramsay Health Care, Ltd.	42,271	2,157,112
REA Group, Ltd.	11,311	1,221,093
Rio Tinto PLC	249,608	19,113,327
Rio Tinto, Ltd.	81,801	6,900,138
Santos, Ltd.	383,100	2,071,696
Scentre Group REIT	1,199,790	2,576,973
Security Description	Shares	Value
SEEK, Ltd. (a)	76,262	$1,656,002
Sonic Healthcare, Ltd.	101,699	2,718,038
South32, Ltd.	1,030,985	2,206,552
Stockland REIT	553,225	1,854,001
Suncorp Group, Ltd.	284,230	2,143,189
Sydney Airport Stapled Security (a)	302,380	1,425,605
Tabcorp Holdings, Ltd.	481,417	1,716,021
Telstra Corp., Ltd.	964,855	2,498,598
TPG TELECOM, Ltd.	98,984	477,226
Transurban Group Stapled Security	607,362	6,161,796
Treasury Wine Estates, Ltd.	147,174	1,160,184
Vicinity Centres REIT	796,496	1,004,008
Washington H Soul Pattinson & Co., Ltd. (b)	28,102	675,935
Wesfarmers, Ltd.	256,073	10,272,652
Westpac Banking Corp.	801,601	14,903,267
WiseTech Global, Ltd.	35,073	776,023
Woodside Petroleum, Ltd.	216,810	3,963,200
Woolworths Group, Ltd.	279,144	8,689,372
		290,742,986
AUSTRIA — 0.2%
Erste Group Bank AG (a)	65,346	2,221,088
OMV AG	34,411	1,749,574
Raiffeisen Bank International AG (a)	34,387	756,973
Verbund AG (b)	15,343	1,118,023
Voestalpine AG	26,238	1,089,489
		6,935,147
BELGIUM — 0.8%
Ageas SA/NV	38,086	2,307,952
Anheuser-Busch InBev SA	173,208	10,941,955
Elia Group SA	6,832	753,984
Etablissements Franz Colruyt NV	12,414	742,056
Galapagos NV (a)	9,816	762,809
Groupe Bruxelles Lambert SA	25,073	2,600,871
KBC Group NV (a)	56,404	4,110,079
Proximus SADP	40,640	886,503
Sofina SA	3,463	1,174,213
Solvay SA	17,518	2,186,541
UCB SA	27,486	2,620,523
Umicore SA	46,251	2,458,647
		31,546,133
BRAZIL — 0.1%
Yara International ASA	40,982	2,135,432
CHILE — 0.1%
Antofagasta PLC	92,092	2,147,304
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,942,186

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(c)	393,700	$1,174,853
ESR Cayman, Ltd. (a)(c)	387,200	1,267,516
Prosus NV	108,137	12,048,450
Wilmar International, Ltd.	440,800	1,778,160
		19,211,165
DENMARK — 2.3%
Ambu A/S Class B	37,433	1,762,228
AP Moller - Maersk A/S Class A	700	1,527,667
AP Moller - Maersk A/S Class B	1,358	3,162,182
Carlsberg AS Class B	22,297	3,434,075
Chr. Hansen Holding A/S (a)	24,085	2,193,853
Coloplast A/S Class B	25,837	3,894,362
Danske Bank A/S	149,220	2,799,076
Demant A/S (a)	23,412	994,130
DSV Panalpina A/S	45,535	8,955,240
Genmab A/S (a)	14,325	4,724,480
GN Store Nord A/S	27,253	2,150,799
H Lundbeck A/S	14,575	499,119
Novo Nordisk A/S Class B	382,665	25,987,924
Novozymes A/S Class B	45,083	2,894,654
Orsted A/S (c)	41,597	6,734,587
Pandora A/S (a)	22,173	2,381,304
Rockwool International A/S Class B	1,854	783,444
Tryg A/S (b)	75,332	1,780,935
Vestas Wind Systems A/S	43,433	8,936,507
		85,596,566
FINLAND — 1.2%
Elisa Oyj	33,812	2,032,264
Fortum Oyj	104,227	2,788,053
Kesko Oyj Class B	57,309	1,756,625
Kone Oyj Class B	75,357	6,169,580
Neste Oyj	96,626	5,139,929
Nokia Oyj (a)	1,270,136	5,082,204
Nordea Bank Abp	732,904	7,231,250
Orion Oyj Class B (b)	23,073	926,611
Sampo Oyj Class A	106,567	4,818,296
Stora Enso Oyj Class R	132,563	2,478,018
UPM-Kymmene Oyj	122,973	4,426,957
Wartsila OYJ Abp (b)	95,439	1,002,121
		43,851,908
FRANCE — 10.6%
Accor SA (a)	42,276	1,597,933
Adevinta ASA (a)	47,690	703,365
Aeroports de Paris (a)	5,916	708,518
Air Liquide SA	105,269	17,234,558
Airbus SE (a)	130,591	14,817,300
Alstom SA (a)	57,713	2,884,134
Amundi SA (a)(c)	13,764	1,103,259
Arkema SA	16,060	1,950,763
Atos SE (a)	23,181	1,812,312
Security Description	Shares	Value
AXA SA	428,020	$11,512,337
BioMerieux	8,992	1,146,660
BNP Paribas SA (a)	249,572	15,217,537
Bollore SA	188,302	911,360
Bouygues SA	50,447	2,027,136
Bureau Veritas SA (a)	64,040	1,826,710
Capgemini SE	35,312	6,021,965
Carrefour SA	135,532	2,460,245
Cie de Saint-Gobain (a)	113,646	6,721,146
Cie Generale des Etablissements Michelin SCA	38,387	5,759,085
CNP Assurances (a)	43,665	831,888
Covivio REIT	11,839	1,015,749
Credit Agricole SA (a)	263,491	3,823,010
Danone SA	136,562	9,389,323
Dassault Aviation SA (a)	605	674,792
Dassault Systemes SE	28,931	6,202,072
Edenred	53,791	2,815,842
Eiffage SA (a)	17,761	1,781,847
Electricite de France SA (a)	144,832	1,947,328
Engie SA (a)	399,638	5,685,650
EssilorLuxottica SA	63,489	10,360,791
Eurazeo SE (a)	7,897	602,359
Faurecia SE (a)(d)	22,896	1,222,506
Faurecia SE (a)(d)	4,239	225,739
Gecina SA REIT	9,903	1,366,417
Getlink SE (a)	95,283	1,464,778
Hermes International	6,985	7,749,736
Iliad SA	3,166	603,174
Ipsen SA	9,549	820,958
Kering SA	17,013	11,769,274
Klepierre SA REIT	44,201	1,033,014
La Francaise des Jeux SAEM (c)	18,485	842,294
Legrand SA	59,995	5,593,019
L'Oreal SA	56,008	21,511,993
LVMH Moet Hennessy Louis Vuitton SE	61,935	41,353,232
Natixis SA (a)	221,885	1,064,509
Orange SA	454,223	5,608,074
Orpea SA (a)	12,027	1,396,570
Pernod Ricard SA	46,317	8,712,537
Publicis Groupe SA	51,415	3,144,674
Remy Cointreau SA	4,727	875,013
Renault SA (a)	41,712	1,810,460
Safran SA (a)	71,530	9,756,227
Sanofi	252,349	24,987,340
Sartorius Stedim Biotech	6,218	2,566,574
Schneider Electric SE	119,795	18,338,548
SCOR SE (a)	33,341	1,140,303
SEB SA	5,481	968,849
Societe Generale SA (a)	177,778	4,662,549
Sodexo SA (a)	20,638	1,983,642
Suez SA	75,713	1,607,077
Teleperformance	13,084	4,779,364

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thales SA	23,415	$2,331,463
TOTAL SE	561,290	26,238,924
Ubisoft Entertainment SA (a)	21,613	1,648,065
Unibail-Rodamco-Westfield REIT (a)	30,212	2,426,627
Valeo SA	53,270	1,813,759
Veolia Environnement SA	120,108	3,085,820
Vinci SA	115,407	11,849,317
Vivendi SE	187,796	6,180,063
Wendel SE	6,911	860,172
Worldline SA (a)(c)	52,081	4,372,897
		391,312,525
GERMANY — 9.2%
Adidas AG (a)	41,995	13,138,754
Allianz SE	91,171	23,257,607
Aroundtown SA	214,113	1,527,497
BASF SE	204,128	16,995,332
Bayer AG	218,168	13,836,031
Bayerische Motoren Werke AG	73,517	7,644,205
Bayerische Motoren Werke AG Preference Shares	12,415	990,023
Bechtle AG	6,283	1,180,767
Beiersdorf AG	22,225	2,353,505
Brenntag SE	33,007	2,824,138
Carl Zeiss Meditec AG	8,478	1,280,398
Commerzbank AG (a)	228,232	1,402,364
Continental AG (a)	25,118	3,327,036
Covestro AG (c)	39,523	2,663,521
Daimler AG	190,125	16,984,724
Delivery Hero SE (a)(c)	28,895	3,752,611
Deutsche Bank AG (a)	444,840	5,326,492
Deutsche Boerse AG	41,623	6,931,892
Deutsche Lufthansa AG (a)	64,206	853,090
Deutsche Post AG	218,174	11,979,932
Deutsche Telekom AG	739,667	14,926,400
Deutsche Wohnen SE	78,026	3,647,982
E.ON SE	488,486	5,697,540
Evonik Industries AG	48,315	1,712,623
Fresenius Medical Care AG & Co. KGaA	48,583	3,581,285
Fresenius SE & Co. KGaA	92,062	4,109,452
Fuchs Petrolub SE Preference Shares	15,262	732,564
GEA Group AG	34,919	1,434,358
Hannover Rueck SE	14,012	2,565,760
HeidelbergCement AG	33,201	3,022,576
HelloFresh SE (a)	34,012	2,542,364
Henkel AG & Co. KGaA Preference Shares	39,237	4,420,605
Henkel AG & Co. KGaA	23,494	2,331,874
HOCHTIEF AG	6,344	568,900
Infineon Technologies AG	288,057	12,240,392
KION Group AG	14,921	1,476,585
Knorr-Bremse AG	15,321	1,916,280
LANXESS AG	19,847	1,466,283
Security Description	Shares	Value
LEG Immobilien SE	16,844	$2,220,403
Merck KGaA	29,082	4,983,452
MTU Aero Engines AG	12,036	2,839,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,957	9,554,371
Nemetschek SE	13,024	832,706
Porsche Automobil Holding SE Preference Shares	34,064	3,620,001
Puma SE (a)	22,562	2,215,239
Rational AG	1,178	917,233
RWE AG	141,236	5,547,539
SAP SE	232,775	28,567,258
Sartorius AG Preference Shares	8,092	4,043,874
Scout24 AG (c)	22,546	1,714,440
Siemens AG	170,463	28,048,310
Siemens Energy AG (a)	90,243	3,246,575
Siemens Healthineers AG (c)	58,304	3,165,839
Symrise AG	28,935	3,516,354
TeamViewer AG (a)(c)	33,621	1,439,522
Telefonica Deutschland Holding AG	255,715	751,354
Uniper SE	42,784	1,552,770
United Internet AG	23,175	931,525
Volkswagen AG	7,625	2,770,945
Volkswagen AG Preference Shares	40,963	11,487,108
Vonovia SE	117,769	7,709,651
Zalando SE (a)(c)	33,849	3,327,426
		341,646,720
HONG KONG — 2.8%
AIA Group, Ltd.	2,696,600	32,708,343
ASM Pacific Technology, Ltd.	61,500	783,538
Bank of East Asia, Ltd.	339,039	722,171
CK Asset Holdings, Ltd.	593,179	3,601,290
CK Infrastructure Holdings, Ltd.	153,000	909,209
CLP Holdings, Ltd.	356,000	3,457,222
Hang Lung Properties, Ltd.	494,000	1,283,538
Hang Seng Bank, Ltd.	175,600	3,399,314
Henderson Land Development Co., Ltd.	323,436	1,451,925
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	582,879
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,309,742
Hong Kong & China Gas Co., Ltd.	2,308,424	3,652,170
Hong Kong Exchanges & Clearing, Ltd.	267,830	15,757,442
Hongkong Land Holdings, Ltd.	254,100	1,247,631
Jardine Matheson Holdings, Ltd.	47,100	3,079,869

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd.	47,600	$1,571,752
Link REIT	450,418	4,101,846
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	1,051,706
MTR Corp., Ltd.	346,101	1,961,007
New World Development Co., Ltd.	349,269	1,805,994
PCCW, Ltd.	971,136	547,122
Power Assets Holdings, Ltd.	316,000	1,865,650
Sino Land Co., Ltd. (b)	648,759	902,903
Sun Hung Kai Properties, Ltd.	284,000	4,303,224
Swire Pacific, Ltd. Class A	113,500	851,128
Swire Properties, Ltd.	294,600	911,335
Techtronic Industries Co., Ltd.	300,500	5,140,749
WH Group, Ltd. (c)	2,056,809	1,666,728
Wharf Real Estate Investment Co., Ltd.	391,000	2,190,258
Xinyi Glass Holdings, Ltd.	418,000	1,365,653
		104,183,338
IRELAND — 0.7%
CRH PLC	179,063	8,411,792
Flutter Entertainment PLC (a)	36,767	7,920,802
Kerry Group PLC Class A	36,348	4,558,201
Kingspan Group PLC	33,279	2,827,855
Smurfit Kappa Group PLC	56,403	2,662,223
		26,380,873
ISRAEL — 0.5%
Azrieli Group, Ltd.	7,846	484,919
Bank Hapoalim BM (a)	243,316	1,895,628
Bank Leumi Le-Israel BM (a)	315,202	2,079,481
Check Point Software Technologies, Ltd. (a)	25,910	2,901,143
Elbit Systems, Ltd.	6,111	866,246
ICL Group, Ltd.	162,743	955,073
Israel Discount Bank, Ltd. Class A (a)	235,706	981,784
Mizrahi Tefahot Bank, Ltd. (a)	33,833	884,100
Nice, Ltd. (a)	14,292	3,094,378
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,918,271
Teva Pharmaceutical Industries, Ltd. (a)	71,135	810,393
Wix.com, Ltd. (a)	12,700	3,546,094
		20,417,510
ITALY — 2.0%
Amplifon SpA (a)	28,656	1,068,984
Assicurazioni Generali SpA (a)	240,419	4,820,547
Atlantia SpA (a)	109,746	2,057,301
Davide Campari-Milano NV	126,872	1,424,323
DiaSorin SpA	5,764	926,741
Security Description	Shares	Value
Enel SpA	1,804,105	$18,008,248
Eni SpA	563,571	6,950,855
Ferrari NV	28,263	5,924,339
FinecoBank Banca Fineco SpA (a)	135,677	2,225,280
Infrastrutture Wireless Italiane SpA (c)	77,345	863,584
Intesa Sanpaolo SpA (a)	3,646,547	9,902,305
Mediobanca Banca di Credito Finanziario SpA (a)	130,859	1,454,319
Moncler SpA (a)	41,485	2,382,769
Nexi SpA (a)(c)	92,538	1,618,347
Poste Italiane SpA (c)	121,311	1,545,532
Prysmian SpA	55,227	1,798,608
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,221,192
Snam SpA	435,950	2,422,494
Telecom Italia SpA (d)	1,679,791	910,527
Telecom Italia SpA (d)	1,172,567	675,829
Terna Rete Elettrica Nazionale SpA	315,092	2,384,168
UniCredit SpA (a)	468,004	4,957,554
		75,543,846
JAPAN — 24.3%
ABC-Mart, Inc.	8,800	496,941
Acom Co., Ltd.	91,400	425,982
Advantest Corp.	45,000	3,942,081
Aeon Co., Ltd.	148,100	4,421,556
Aeon Mall Co., Ltd.	24,100	419,842
AGC, Inc.	45,000	1,885,520
Air Water, Inc.	37,200	653,104
Aisin Seiki Co., Ltd. (b)	37,200	1,413,937
Ajinomoto Co., Inc.	100,600	2,062,528
Alfresa Holdings Corp.	45,600	880,224
Amada Co., Ltd.	65,200	728,116
ANA Holdings, Inc. (a)	39,200	912,420
Asahi Group Holdings, Ltd.	102,600	4,331,484
Asahi Intecc Co., Ltd.	43,800	1,208,959
Asahi Kasei Corp.	270,700	3,122,237
Astellas Pharma, Inc.	410,200	6,318,194
Azbil Corp.	28,400	1,224,670
Bandai Namco Holdings, Inc.	45,400	3,242,916
Bank of Kyoto, Ltd. (b)	12,500	770,362
Bridgestone Corp.	116,200	4,705,837
Brother Industries, Ltd.	53,900	1,194,580
Calbee, Inc.	20,900	533,754
Canon, Inc.	227,400	5,149,941
Capcom Co., Ltd.	40,600	1,320,878
Casio Computer Co., Ltd. (b)	41,000	773,620
Central Japan Railway Co.	31,800	4,762,805
Chiba Bank, Ltd.	134,000	879,186
Chubu Electric Power Co., Inc.	134,800	1,738,371
Chugai Pharmaceutical Co., Ltd.	150,900	6,130,227

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Chugoku Electric Power Co., Inc.	60,000	$737,919
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	507,999
Concordia Financial Group, Ltd.	213,800	868,744
Cosmos Pharmaceutical Corp.	3,900	609,529
CyberAgent, Inc.	88,800	1,601,615
Dai Nippon Printing Co., Ltd.	58,500	1,227,706
Daifuku Co., Ltd.	22,600	2,217,050
Dai-ichi Life Holdings, Inc.	241,500	4,156,860
Daiichi Sankyo Co., Ltd.	380,600	11,108,009
Daikin Industries, Ltd.	55,100	11,129,701
Daito Trust Construction Co., Ltd.	15,100	1,753,240
Daiwa House Industry Co., Ltd.	128,800	3,777,745
Daiwa House REIT Investment Corp.	452	1,215,287
Daiwa Securities Group, Inc.	327,300	1,694,555
Denso Corp.	98,000	6,515,891
Dentsu Group, Inc.	47,400	1,522,805
Disco Corp.	6,400	2,012,670
East Japan Railway Co.	66,600	4,724,682
Eisai Co., Ltd.	56,500	3,793,425
ENEOS HoldingS, Inc.	701,100	3,182,550
FANUC Corp.	42,500	10,071,154
Fast Retailing Co., Ltd.	12,900	10,288,480
Fuji Electric Co., Ltd. (b)	30,600	1,276,615
FUJIFILM Holdings Corp.	80,200	4,769,178
Fujitsu, Ltd.	44,100	6,385,520
Fukuoka Financial Group, Inc. (b)	40,900	776,915
GLP J-REIT	990	1,628,796
GMO Payment Gateway, Inc.	9,000	1,195,656
Hakuhodo DY Holdings, Inc.	55,500	926,674
Hamamatsu Photonics KK	32,300	1,911,692
Hankyu Hanshin Holdings, Inc.	50,400	1,616,905
Harmonic Drive Systems, Inc. (b)	8,900	602,462
Hikari Tsushin, Inc.	4,800	967,385
Hino Motors, Ltd.	63,000	542,769
Hirose Electric Co., Ltd.	6,510	1,002,717
Hisamitsu Pharmaceutical Co., Inc.	9,700	632,914
Hitachi Construction Machinery Co., Ltd.	24,800	795,620
Hitachi Metals, Ltd. (a)	41,700	687,578
Hitachi, Ltd.	214,200	9,700,062
Honda Motor Co., Ltd.	360,000	10,813,032
Hoshizaki Corp.	11,500	1,028,235
Hoya Corp.	83,200	9,792,000
Hulic Co., Ltd.	65,600	774,733
Ibiden Co., Ltd.	24,300	1,119,339
Idemitsu Kosan Co., Ltd. (b)	47,140	1,217,535
Security Description	Shares	Value
Iida Group Holdings Co., Ltd.	35,900	$869,397
Inpex Corp.	226,600	1,550,313
Isuzu Motors, Ltd.	127,300	1,369,771
Ito En, Ltd.	11,600	712,796
ITOCHU Corp. (b)	297,600	9,660,554
Itochu Techno-Solutions Corp.	22,200	716,226
Japan Airlines Co., Ltd. (a)	28,300	632,588
Japan Airport Terminal Co., Ltd. (a)	12,400	610,462
Japan Exchange Group, Inc.	110,200	2,587,955
Japan Metropolitan Fund Invest REIT	1,663	1,702,129
Japan Post Bank Co., Ltd. (b)	94,700	911,862
Japan Post Holdings Co., Ltd. (a)	354,500	3,165,476
Japan Post Insurance Co., Ltd.	55,100	1,133,913
Japan Real Estate Investment Corp. REIT	281	1,660,570
Japan Tobacco, Inc.	272,600	5,242,308
JFE Holdings, Inc.	101,300	1,249,519
JSR Corp.	43,400	1,311,819
Kajima Corp.	98,500	1,400,394
Kakaku.com, Inc.	33,100	904,634
Kansai Electric Power Co., Inc.	159,100	1,724,903
Kansai Paint Co., Ltd.	37,800	1,010,851
Kao Corp.	107,300	7,101,221
KDDI Corp.	357,300	10,977,679
Keihan Holdings Co., Ltd.	23,800	990,769
Keikyu Corp.	55,000	831,719
Keio Corp.	22,700	1,528,398
Keisei Electric Railway Co., Ltd.	26,300	861,593
Keyence Corp.	40,600	18,470,244
Kikkoman Corp.	33,200	1,979,982
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,485,593
Kirin Holdings Co., Ltd.	187,100	3,590,458
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,047,023
Kobe Bussan Co., Ltd.	26,600	713,747
Koei Tecmo Holdings Co., Ltd.	13,520	607,482
Koito Manufacturing Co., Ltd. (b)	22,500	1,510,860
Komatsu, Ltd.	193,500	5,987,118
Konami Holdings Corp.	19,200	1,145,050
Kose Corp.	7,100	1,006,208
Kubota Corp.	227,000	5,175,805
Kuraray Co., Ltd.	75,800	866,384
Kurita Water Industries, Ltd.	23,800	1,022,000
Kyocera Corp.	72,700	4,621,878
Kyowa Kirin Co., Ltd.	63,500	1,902,127
Kyushu Electric Power Co., Inc.	74,100	732,282

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kyushu Railway Co.	34,000	$792,000
Lasertec Corp.	17,600	2,312,688
Lawson, Inc.	12,000	589,683
Lion Corp.	53,300	1,041,400
Lixil Corp.	58,000	1,614,027
M3, Inc.	98,300	6,735,107
Makita Corp. (b)	51,600	2,215,765
Marubeni Corp.	362,400	3,019,891
Marui Group Co., Ltd.	37,200	699,899
Mazda Motor Corp. (a)	114,100	931,386
McDonald's Holdings Co. Japan, Ltd.	16,000	738,462
Medipal Holdings Corp.	46,300	889,966
MEIJI Holdings Co., Ltd. (b)	24,800	1,597,973
Mercari, Inc. (a)	21,400	972,199
MINEBEA MITSUMI, Inc.	79,200	2,027,663
MISUMI Group, Inc.	60,300	1,754,430
Mitsubishi Chemical Holdings Corp.	282,700	2,123,192
Mitsubishi Corp.	300,600	8,514,733
Mitsubishi Electric Corp.	401,400	6,126,345
Mitsubishi Estate Co., Ltd.	258,000	4,512,081
Mitsubishi Gas Chemical Co., Inc.	35,900	881,743
Mitsubishi Heavy Industries, Ltd.	73,400	2,291,010
Mitsubishi UFJ Financial Group, Inc.	2,712,000	14,522,085
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	107,500	649,864
Mitsui & Co., Ltd.	362,200	7,545,560
Mitsui Chemicals, Inc.	41,300	1,306,276
Mitsui Fudosan Co., Ltd.	200,300	4,556,145
Miura Co., Ltd.	19,600	1,060,706
Mizuho Financial Group, Inc.	541,740	7,839,297
MonotaRO Co., Ltd.	57,200	1,549,835
MS&AD Insurance Group Holdings, Inc.	98,800	2,904,988
Murata Manufacturing Co., Ltd.	127,000	10,162,299
Nabtesco Corp.	24,800	1,135,638
Nagoya Railroad Co., Ltd. (a)	43,100	1,026,989
NEC Corp.	56,200	3,316,054
Nexon Co., Ltd.	105,500	3,427,557
NGK Insulators, Ltd.	63,000	1,153,955
NGK Spark Plug Co., Ltd. (b)	36,100	624,318
NH Foods, Ltd.	15,900	682,765
Nidec Corp.	99,200	12,061,104
Nihon M&A Center, Inc.	69,400	1,879,767
Nintendo Co., Ltd.	24,900	13,928,226
Nippon Building Fund, Inc. REIT	348	2,050,208
Nippon Express Co., Ltd.	15,300	1,140,923
Nippon Paint Holdings Co., Ltd.	165,000	2,381,674
Nippon Prologis REIT, Inc.	499	1,605,380
Nippon Sanso Holdings Corp.	34,900	664,521
Security Description	Shares	Value
Nippon Shinyaku Co., Ltd.	11,200	$834,172
Nippon Steel Corp.	181,200	3,093,519
Nippon Telegraph & Telephone Corp.	289,300	7,440,639
Nippon Yusen KK	36,900	1,260,611
Nissan Chemical Corp.	28,900	1,545,692
Nissan Motor Co., Ltd. (a)	525,100	2,926,779
Nisshin Seifun Group, Inc.	46,800	783,529
Nissin Foods Holdings Co., Ltd. (b)	15,300	1,136,769
Nitori Holdings Co., Ltd.	17,300	3,354,321
Nitto Denko Corp.	36,000	3,081,991
Nomura Holdings, Inc.	709,300	3,732,009
Nomura Real Estate Holdings, Inc.	21,100	508,882
Nomura Real Estate Master Fund, Inc. REIT	889	1,338,729
Nomura Research Institute, Ltd.	69,200	2,144,887
NSK, Ltd.	69,100	709,760
NTT Data Corp.	146,500	2,271,081
Obayashi Corp.	143,500	1,318,122
Obic Co., Ltd. (b)	15,700	2,874,308
Odakyu Electric Railway Co., Ltd.	62,300	1,705,498
Oji Holdings Corp.	182,000	1,179,294
Olympus Corp.	257,900	5,347,049
Omron Corp.	41,800	3,268,344
Ono Pharmaceutical Co., Ltd.	82,700	2,162,923
Oracle Corp.	7,900	772,127
Oriental Land Co., Ltd.	45,000	6,770,362
ORIX Corp.	287,800	4,865,253
Orix JREIT, Inc.	642	1,117,835
Osaka Gas Co., Ltd.	85,000	1,659,231
Otsuka Corp.	24,100	1,129,756
Otsuka Holdings Co., Ltd.	88,200	3,741,117
Pan Pacific International Holdings Corp.	88,400	2,088,800
Panasonic Corp.	485,900	6,259,535
PeptiDream, Inc. (a)	19,400	888,362
Persol Holdings Co., Ltd.	41,200	806,849
Pigeon Corp.	25,300	961,629
Pola Orbis Holdings, Inc.	20,800	501,459
Rakuten, Inc.	199,300	2,378,975
Recruit Holdings Co., Ltd.	303,900	14,853,972
Renesas Electronics Corp. (a)	167,600	1,820,091
Resona Holdings, Inc.	468,000	1,968,565
Ricoh Co., Ltd. (b)	145,300	1,477,984
Rinnai Corp.	7,700	863,376
Rohm Co., Ltd.	20,500	2,005,475
Ryohin Keikaku Co., Ltd.	51,300	1,215,415
Santen Pharmaceutical Co., Ltd.	78,900	1,087,463
SBI Holdings, Inc.	50,600	1,373,756
SCSK Corp.	11,000	653,032
Secom Co., Ltd.	46,700	3,935,901

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sega Sammy Holdings, Inc.	45,300	$707,992
Seibu Holdings, Inc. (a)	48,100	531,059
Seiko Epson Corp. (b)	56,900	926,878
Sekisui Chemical Co., Ltd.	81,000	1,557,692
Sekisui House, Ltd.	133,100	2,859,542
Seven & i Holdings Co., Ltd.	165,800	6,696,519
SG Holdings Co., Ltd.	73,800	1,694,395
Sharp Corp. (b)	52,900	914,380
Shimadzu Corp.	50,100	1,815,842
Shimamura Co., Ltd.	5,100	589,385
Shimano, Inc.	16,900	4,033,824
Shimizu Corp.	125,300	1,016,007
Shin-Etsu Chemical Co., Ltd.	78,600	13,237,520
Shinsei Bank, Ltd. (b)	28,400	459,797
Shionogi & Co., Ltd.	56,800	3,059,490
Shiseido Co., Ltd.	88,700	5,957,750
Shizuoka Bank, Ltd. (b)	103,100	811,738
SMC Corp.	12,600	7,333,086
Softbank Corp. (b)	639,800	8,328,980
SoftBank Group Corp.	349,400	29,501,376
Sohgo Security Services Co., Ltd.	15,800	747,819
Sompo Holdings, Inc.	74,600	2,863,830
Sony Corp.	281,200	29,506,914
Square Enix Holdings Co., Ltd.	18,900	1,051,900
Stanley Electric Co., Ltd.	26,500	790,204
Subaru Corp. (b)	132,300	2,638,816
SUMCO Corp.	53,900	1,232,139
Sumitomo Chemical Co., Ltd.	310,200	1,608,548
Sumitomo Corp.	256,700	3,663,492
Sumitomo Dainippon Pharma Co., Ltd.	37,000	645,240
Sumitomo Electric Industries, Ltd.	173,700	2,606,286
Sumitomo Metal Mining Co., Ltd.	52,900	2,287,865
Sumitomo Mitsui Financial Group, Inc.	288,700	10,468,967
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,615,738
Sumitomo Realty & Development Co., Ltd.	66,500	2,350,670
Sundrug Co., Ltd.	16,700	612,081
Suntory Beverage & Food, Ltd.	29,500	1,098,575
Suzuken Co., Ltd.	17,400	681,041
Suzuki Motor Corp.	81,000	3,683,484
Sysmex Corp.	36,400	3,928,235
T&D Holdings, Inc.	119,000	1,535,692
Taiheiyo Cement Corp.	29,800	785,048
Taisei Corp.	44,200	1,708,000
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	523,385
Takeda Pharmaceutical Co., Ltd.	352,717	12,720,156
TDK Corp.	28,500	3,953,891
Security Description	Shares	Value
Teijin, Ltd.	40,600	$700,672
Terumo Corp.	141,800	5,131,748
THK Co., Ltd.	24,600	852,652
TIS, Inc.	51,100	1,221,313
Tobu Railway Co., Ltd.	41,600	1,120,376
Toho Co., Ltd.	23,800	967,077
Toho Gas Co., Ltd. (b)	17,900	1,106,398
Tohoku Electric Power Co., Inc.	96,500	912,602
Tokio Marine Holdings, Inc.	142,000	6,765,882
Tokyo Century Corp.	9,800	659,837
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	1,172,786
Tokyo Electron, Ltd.	33,100	14,015,828
Tokyo Gas Co., Ltd.	88,000	1,961,086
Tokyu Corp.	110,800	1,478,002
Tokyu Fudosan Holdings Corp.	119,700	709,534
Toppan Printing Co., Ltd.	59,400	1,005,231
Toray Industries, Inc.	303,500	1,956,957
Toshiba Corp.	84,500	2,860,000
Tosoh Corp.	54,900	1,052,291
TOTO, Ltd.	32,800	2,018,462
Toyo Suisan Kaisha, Ltd.	19,300	812,172
Toyoda Gosei Co., Ltd. (b)	16,800	442,121
Toyota Industries Corp.	33,600	2,998,154
Toyota Motor Corp.	472,900	36,873,361
Toyota Tsusho Corp.	47,600	2,000,923
Trend Micro, Inc.	31,700	1,589,303
Tsuruha Holdings, Inc.	8,200	1,059,692
Unicharm Corp.	89,700	3,770,647
United Urban Investment Corp. REIT	602	809,567
USS Co., Ltd.	53,400	1,045,770
Welcia Holdings Co., Ltd.	21,000	722,172
West Japan Railway Co.	37,200	2,065,357
Yakult Honsha Co., Ltd.	29,300	1,484,887
Yamada Holdings Co., Ltd.	160,900	869,297
Yamaha Corp.	31,400	1,707,819
Yamaha Motor Co., Ltd.	63,400	1,555,452
Yamato Holdings Co., Ltd.	65,200	1,790,787
Yamazaki Baking Co., Ltd. (b)	30,000	485,701
Yaskawa Electric Corp.	55,100	2,747,520
Yokogawa Electric Corp.	54,700	1,008,856
Z Holdings Corp.	592,500	2,952,312
ZOZO, Inc.	22,600	668,796
		901,059,953
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	37,237	1,169,316
LUXEMBOURG — 0.3%
ArcelorMittal SA (a)	158,813	4,597,259
Eurofins Scientific SE (a)	30,901	2,960,275
SES SA	94,603	753,180
Tenaris SA	94,688	1,069,688
		9,380,402

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	494,000	$4,447,903
Sands China, Ltd. (a)	553,200	2,764,417
SJM Holdings, Ltd.	457,000	597,228
Wynn Macau, Ltd. (a)	316,800	616,123
		8,425,671
MEXICO — 0.0% (e)
Fresnillo PLC	42,398	505,527
NETHERLANDS — 4.7%
ABN AMRO Bank NV (a)(c)	90,661	1,103,898
Adyen NV (a)(c)	4,050	9,060,589
Aegon NV	410,480	1,953,869
Akzo Nobel NV	42,537	4,763,401
Argenx SE (a)	10,057	2,770,605
ASM International NV	10,513	3,064,269
ASML Holding NV	95,028	57,741,845
EXOR NV	22,886	1,935,035
Heineken Holding NV	24,617	2,195,965
Heineken NV	58,187	5,992,082
ING Groep NV	861,047	10,557,059
JDE Peet's NV (a)	17,251	634,610
Just Eat Takeaway.com NV (a)(c)	27,292	2,521,837
Koninklijke Ahold Delhaize NV	242,398	6,766,143
Koninklijke DSM NV	38,715	6,565,898
Koninklijke KPN NV	765,637	2,604,174
Koninklijke Philips NV (a)	201,904	11,550,463
Koninklijke Vopak NV	13,625	679,771
NN Group NV	61,952	3,035,539
Randstad NV	25,994	1,832,433
Royal Dutch Shell PLC Class A	911,638	17,782,598
Royal Dutch Shell PLC Class B	822,961	15,158,120
Wolters Kluwer NV	59,771	5,206,843
		175,477,046
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	1,006,027
Auckland International Airport, Ltd. (a)	272,054	1,493,779
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,947,269
Mercury NZ, Ltd.	166,846	759,529
Meridian Energy, Ltd.	305,752	1,154,180
Ryman Healthcare, Ltd.	94,456	1,012,130
Spark New Zealand, Ltd.	418,418	1,312,815
Xero, Ltd. (a)	27,944	2,693,007
		12,378,736
NORWAY — 0.6%
DNB ASA	217,000	4,626,568
Equinor ASA	226,820	4,445,341
Gjensidige Forsikring ASA	43,976	1,033,414
Security Description	Shares	Value
Mowi ASA	96,866	$2,407,934
Norsk Hydro ASA	297,037	1,905,468
Orkla ASA	173,932	1,708,278
Schibsted ASA Class A (a)	17,399	731,723
Schibsted ASA Class B (a)	24,544	879,821
Telenor ASA	155,677	2,744,661
		20,483,208
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	3,642,557
Galp Energia SGPS SA	106,082	1,236,807
Jeronimo Martins SGPS SA	58,599	988,304
		5,867,668
RUSSIA — 0.0% (e)
Evraz PLC	126,311	1,007,288
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,697,783
CapitaLand Integrated Commercial Trust REIT	950,091	1,534,458
CapitaLand, Ltd.	615,482	1,722,397
City Developments, Ltd.	96,600	573,733
DBS Group Holdings, Ltd.	405,352	8,685,683
Genting Singapore, Ltd.	1,319,900	903,772
Keppel Corp., Ltd.	337,300	1,335,543
Mapletree Commercial Trust REIT	493,800	779,143
Mapletree Logistics Trust REIT	602,432	865,357
Oversea-Chinese Banking Corp., Ltd.	744,149	6,507,704
Singapore Airlines, Ltd. (a)	267,049	1,103,098
Singapore Exchange, Ltd.	182,300	1,352,732
Singapore Technologies Engineering, Ltd.	346,900	1,004,347
Singapore Telecommunications, Ltd.	1,811,900	3,290,441
Suntec Real Estate Investment Trust	349,400	405,674
United Overseas Bank, Ltd.	268,090	5,153,888
UOL Group, Ltd.	95,932	564,054
Venture Corp., Ltd.	54,700	816,673
		38,296,480
SOUTH AFRICA — 0.3%
Anglo American PLC	271,271	10,638,702
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	57,937	1,924,317
Aena SME SA (a)(c)	15,827	2,572,583
Amadeus IT Group SA (a)	100,117	7,104,761
Banco Bilbao Vizcaya Argentaria SA	1,482,700	7,712,821
Banco Santander SA (a)	3,877,982	13,203,918

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CaixaBank SA	787,847	$2,443,598
Cellnex Telecom SA (b)(c)	72,479	4,182,560
Enagas SA	57,883	1,259,913
Endesa SA	72,976	1,934,941
Ferrovial SA	107,824	2,817,108
Grifols SA	66,280	1,739,481
Iberdrola SA	1,359,738	17,555,121
Industria de Diseno Textil SA	242,746	8,016,909
Naturgy Energy Group SA	64,019	1,572,547
Red Electrica Corp. SA	102,455	1,818,271
Repsol SA	332,454	4,126,140
Siemens Gamesa Renewable Energy SA	53,578	2,078,016
Telefonica SA	1,146,741	5,144,415
		87,207,420
SWEDEN — 3.3%
Alfa Laval AB (a)	68,956	2,088,545
Assa Abloy AB Class B	225,531	6,494,531
Atlas Copco AB Class A	147,901	9,020,361
Atlas Copco AB Class B	87,420	4,558,401
Boliden AB	62,314	2,316,319
Electrolux AB Class B (b)	48,614	1,350,838
Epiroc AB Class A	141,631	3,214,049
Epiroc AB Class B	81,797	1,707,486
EQT AB	50,827	1,676,487
Essity AB Class B (b)	138,577	4,386,425
Evolution Gaming Group AB (c)	36,824	5,433,001
Fastighets AB Balder Class B (a)	23,305	1,156,654
H & M Hennes & Mauritz AB Class B (a)(b)	179,187	4,044,726
Hexagon AB Class B	61,557	5,689,377
Husqvarna AB Class B	101,271	1,461,617
ICA Gruppen AB	22,934	1,123,506
Industrivarden AB Class A (a)	24,590	906,154
Industrivarden AB Class C (a)	35,307	1,241,130
Investment AB Latour Class B	30,644	795,254
Investor AB Class B (a)	100,193	8,005,049
Kinnevik AB Class B	54,272	2,643,770
L E Lundbergforetagen AB Class B (a)	17,802	973,807
Lundin Energy AB	41,757	1,314,562
Nibe Industrier AB Class B	73,037	2,269,130
Sandvik AB (a)	247,686	6,780,157
Securitas AB Class B	64,085	1,091,819
Skandinaviska Enskilda Banken AB Class A (b)	364,332	4,449,496
Skanska AB Class B (b)	74,574	1,873,697
SKF AB Class B (b)	84,434	2,404,291
Svenska Cellulosa AB SCA Class B (a)	130,517	2,314,216
Svenska Handelsbanken AB Class A	346,035	3,765,919
Swedbank AB Class A	198,217	3,499,833
Security Description	Shares	Value
Swedish Match AB	36,672	$2,868,530
Tele2 AB Class B	108,904	1,471,828
Telefonaktiebolaget LM Ericsson Class B	643,065	8,524,966
Telia Co. AB	528,084	2,291,961
Volvo AB Class B (a)(b)	313,430	7,943,357
		123,151,249
SWITZERLAND — 9.1%
ABB, Ltd.	408,525	12,397,040
Adecco Group AG	33,927	2,294,123
Alcon, Inc. (a)	108,566	7,634,169
Baloise Holding AG	10,882	1,859,242
Banque Cantonale Vaudoise	7,799	764,031
Barry Callebaut AG	655	1,486,564
Chocoladefabriken Lindt & Spruengli AG (d)	223	1,954,789
Chocoladefabriken Lindt & Spruengli AG (d)	23	2,113,903
Cie Financiere Richemont SA	115,072	11,094,547
Clariant AG	44,228	895,697
Coca-Cola HBC AG	42,572	1,356,816
Credit Suisse Group AG	539,678	5,678,044
EMS-Chemie Holding AG	1,712	1,535,279
Geberit AG	8,109	5,183,419
Givaudan SA	2,057	7,960,042
Julius Baer Group, Ltd.	50,226	3,225,479
Kuehne + Nagel International AG	12,486	3,578,042
LafargeHolcim, Ltd.	114,569	6,761,050
Logitech International SA	36,336	3,827,606
Lonza Group AG	16,629	9,336,199
Nestle SA	640,222	71,658,062
Novartis AG	492,974	42,307,294
Partners Group Holding AG	4,167	5,344,067
Roche Holding AG Bearer Shares	7,111	2,440,475
Roche Holding AG	156,052	50,646,638
Schindler Holding AG (d)	9,092	2,681,761
Schindler Holding AG (d)	4,748	1,366,157
SGS SA	1,377	3,922,581
Sika AG	31,586	9,061,489
Sonova Holding AG (a)	11,767	3,130,698
STMicroelectronics NV	139,258	5,317,633
Straumann Holding AG	2,396	3,001,524
Swatch Group AG (d)	6,518	1,883,062
Swatch Group AG (d)	13,753	769,373
Swiss Life Holding AG	6,808	3,360,779
Swiss Prime Site AG	16,514	1,529,188
Swiss Re AG	62,430	6,166,385
Swisscom AG (b)	5,823	3,136,866
Temenos AG	15,104	2,183,392
UBS Group AG	812,895	12,640,619
Vifor Pharma AG	10,512	1,436,932
Zurich Insurance Group AG	33,399	14,315,632
		339,236,688

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 11.7%
3i Group PLC	212,705	$3,385,167
Admiral Group PLC	40,919	1,750,699
Ashtead Group PLC	102,167	6,099,333
Associated British Foods PLC (a)	80,678	2,688,172
AstraZeneca PLC	292,486	29,244,766
Auto Trader Group PLC (a)(c)	214,211	1,638,513
AVEVA Group PLC	23,525	1,110,694
Aviva PLC	861,837	4,853,812
BAE Systems PLC	728,819	5,078,037
Barclays PLC	3,900,883	10,006,307
Barratt Developments PLC (a)	226,275	2,331,448
Berkeley Group Holdings PLC	27,613	1,691,155
BP PLC	4,501,935	18,301,660
British American Tobacco PLC	510,296	19,530,503
British Land Co. PLC REIT	181,839	1,266,459
BT Group PLC (a)	2,007,643	4,287,876
Bunzl PLC	78,023	2,500,672
Burberry Group PLC (a)	89,298	2,339,037
CK Hutchison Holdings, Ltd.	603,500	4,808,935
CNH Industrial NV (a)	225,330	3,494,435
Coca-Cola European Partners PLC (d)	19,400	1,011,904
Coca-Cola European Partners PLC (d)	24,266	1,260,576
Compass Group PLC (a)	401,181	8,089,543
Croda International PLC	29,832	2,612,788
DCC PLC	20,599	1,787,646
Diageo PLC	520,289	21,459,916
Direct Line Insurance Group PLC	313,441	1,354,881
Entain PLC (a)	134,435	2,815,587
Experian PLC	203,939	7,025,927
GlaxoSmithKline PLC	1,116,209	19,835,639
Halma PLC	85,146	2,788,880
Hargreaves Lansdown PLC	69,116	1,469,965
HSBC Holdings PLC	4,536,233	26,486,576
Imperial Brands PLC	215,288	4,431,732
Informa PLC (a)	324,059	2,502,890
InterContinental Hotels Group PLC (a)	39,391	2,703,802
Intertek Group PLC	35,767	2,764,461
J Sainsbury PLC	428,113	1,432,369
JD Sports Fashion PLC (a)	107,276	1,220,480
Johnson Matthey PLC	41,585	1,728,704
Kingfisher PLC (a)	485,075	2,130,249
Land Securities Group PLC REIT	167,933	1,598,943
Legal & General Group PLC	1,353,487	5,211,932
Lloyds Banking Group PLC (a)	15,623,355	9,168,653
London Stock Exchange Group PLC	69,927	6,695,595
Security Description	Shares	Value
M&G PLC	546,615	$1,564,138
Melrose Industries PLC (a)	1,075,500	2,476,575
Mondi PLC	112,222	2,864,406
National Grid PLC	778,259	9,277,324
Natwest Group PLC	1,072,932	2,905,137
Next PLC (a)	29,174	3,166,174
Ocado Group PLC (a)	107,997	3,032,221
Pearson PLC	157,711	1,678,955
Persimmon PLC	73,451	2,979,407
Phoenix Group Holdings PLC	126,470	1,281,111
Prudential PLC	584,982	12,433,374
Reckitt Benckiser Group PLC	157,828	14,149,744
RELX PLC (d)	318,236	7,986,690
RELX PLC (d)	107,309	2,701,495
Rentokil Initial PLC (a)	407,362	2,722,510
Rolls-Royce Holdings PLC (a)	1,924,370	2,795,772
RSA Insurance Group PLC	226,162	2,124,964
Sage Group PLC	253,546	2,143,682
Schroders PLC	29,656	1,432,074
Segro PLC REIT	270,316	3,496,827
Severn Trent PLC	55,915	1,778,986
Smith & Nephew PLC	199,036	3,784,127
Smiths Group PLC	90,381	1,917,243
Spirax-Sarco Engineering PLC	16,478	2,591,756
SSE PLC	233,444	4,686,305
St James's Place PLC	124,600	2,190,142
Standard Chartered PLC	600,229	4,136,540
Standard Life Aberdeen PLC	508,523	2,033,966
Taylor Wimpey PLC (a)	844,503	2,102,533
Tesco PLC	1,736,093	5,481,617
Unilever PLC	586,394	32,814,990
United Utilities Group PLC	148,328	1,894,633
Vodafone Group PLC	5,942,106	10,811,953
Whitbread PLC (a)	46,813	2,212,782
Wm Morrison Supermarkets PLC	580,043	1,460,121
WPP PLC	277,941	3,530,274
		432,637,866
UNITED STATES — 0.6%
CyberArk Software, Ltd. (a)	8,100	1,047,654
Ferguson PLC	49,842	5,960,726
James Hardie Industries PLC CDI	96,301	2,922,171
QIAGEN NV (a)	52,113	2,527,721
Stellantis NV (d)	201,298	3,567,708
Stellantis NV (d)	248,964	4,413,688
		20,439,668
TOTAL COMMON STOCKS (Cost $2,765,101,568)		3,629,014,341

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Computershare, Ltd. (expiring 04/19/21) (a)	11,642	$13,478
ITALY — 0.0% (e)
SNAM SpA (expiring 04/07/21) (a) (f)	435,950	—
TOTAL RIGHTS (Cost $0)		13,478
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	33,039,758	33,049,669
State Street Navigator Securities Lending Portfolio II (i) (j)	40,490,781	40,490,781
TOTAL SHORT-TERM INVESTMENTS (Cost $73,537,146)		73,540,450
TOTAL INVESTMENTS — 99.8% (Cost $2,838,638,714)		3,702,568,269
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,732,048
NET ASSETS — 100.0%		$3,708,300,317
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Portfolio's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At March 31, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	689	06/18/2021	$75,700,321	$75,514,400	$(185,921)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,629,014,341	$—	$—	$3,629,014,341
Rights	13,478	—	0(a)	13,478
Short-Term Investments	73,540,450	—	—	73,540,450
TOTAL INVESTMENTS	$3,702,568,269	$—	$0	$3,702,568,269
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(185,921)	—	—	(185,921)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(185,921)	$—	$—	$(185,921)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,702,382,348	$—	$—	$3,702,382,348

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	16.9%
Industrials	15.1
Consumer Discretionary	12.6
Health Care	11.7
Consumer Staples	10.0
Information Technology	8.8
Materials	7.8
Communication Services	5.1
Utilities	3.6
Energy	3.2
Real Estate	3.0
Short-Term Investments	2.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$146,435,371	$179,655,961	$5,496	$3,304	33,039,758	$33,049,669	$15,101
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	129,261,440	111,785,016	—	—	40,490,781	40,490,781	50,551
Total		$89,275,816	$275,696,811	$291,440,977	$5,496	$3,304		$73,540,450	$65,652
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021, are disclosed in the Schedule of Investments.